
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    12/31/93


Institutional Investment Manager:

FIDELITY HASTINGS STREET TRUST
82 DEVONSHIRE STREET
BOSTON                                            MA            02109-3605


I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION
IN THIS FORM AND THE ATTACHMENTS TO IT IS TRUE, CORRECT AND COMPLETE, AND I
UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL
PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT
ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND
COMPLETE AS PREVIOUSLY SUBMITTED.
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Name, Title and Telephone Number of Person Submitting Report:

    FRANCIS V. KNOX                VICE PRESIDENT               (617)570-6041


Signature, Place and Date of Signing:

/s/ FRANCIS V. KNOX                BOSTON                       MA    01/31/93


Managers Reporting on Behalf of Reporting Manager:

FIDELITY MANAGEMENT AND RESEARCH CORPORATION                    028-00451


Other Managers on Whose Behalf this Report is Filed:



















                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

REPORT SUMMARY                  0 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED